Status of Outstanding Stock and Stock Unit Awards under Twenty Twelve Plan and Twenty Zero Two Plan (Detail) (Restricted Stock Units, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units
NUMBER
Stock and Stock Unit Awards Outstanding, at beginning of the year	2,914,565
Granted	988,421
Distributed	(423,530)
Forfeited	(173,012)
Stock and Stock Unit Awards Outstanding, at the end of year	3,306,444
Units Convertible, at the end of year	169,948
AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, at beginning of the year	$ 115.6
Stock and Stock Unit Awards Outstanding, at the end of year	165.9
Units Convertible, at the end of year	$ 8.5